The Brown Capital Management Small Company Fund
The Brown Capital Management Small Company Fund
Investment Objective.
The Fund seeks long-term capital appreciation.
Current income is a secondary consideration in selecting portfolio investments.
Fees and Expenses of the Fund.
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	The Brown Capital Management Small Company Fund Institutional Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	none
Redemption Fee (as a % of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses -	The Brown Capital Management Small Company Fund Institutional Shares
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.19%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
The Brown Capital Management Small Company Fund Institutional Shares	121	378	654	1,443

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 6.96% of the average value of its portfolio.

Principal Investment Strategies.
The Fund invests at least 80% of its assets in the equity securities of those companies with total operating revenues of $250 million or less at the time of the initial investment, ("small companies").  The Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, convertible bonds, and warrants.  The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies.

The Advisor believes that:

•	a sustained commitment to a portfolio of exceptional small companies will, over time, produce a significant investment return and
•	an investment analysis that identifies and successfully evaluates those few small companies with the legitimate potential to become large companies can be a very rewarding investment strategy.

The Advisor employs analysis that:

•	contains elements of traditional dividend discount and earnings yield models;
•	establishes relative valuation for equity and fixed income markets; and
•	determines the attractiveness of individual securities through evaluation of growth and risk characteristics of the underlying company relative to the overall equity market.

The Advisor identifies small companies with the potential to become successful large companies by analyzing the potential for:

•	sustainable revenue growth;
•	adequate resources to establish and defend a viable product or service market, and market share;
•	sufficient profitability to support long term growth; and
•	management skills and resources necessary to plan and execute a long-term growth plan.

Principal Risks of Investing in the Fund.
An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following risks:

•	Market Risk: Market risk refers to the possibility that the value of equity securities held by the Fund may decline due to daily fluctuations in the securities markets.

•	Investment Style Risk: The performance of the Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

•	Investment Advisor Risk: The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.

•
Market Sector Risk:  The percentage of the Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities.  Investments in particular industries or sectors may be more volatile than the overall stock market.

•
Equity Securities Risk:  To the extent that the majority of the Fund's portfolio consists of common stocks, it is expected that the Fund's net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

•
Small Companies Risk:  Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies.  Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value.

•
Portfolio Turnover Risk:  Although the Advisor intends to hold the Funds' portfolio securities for the long-term, the Fund may sell portfolio securities without regard to the length of time they have been held.  The Fund's portfolio is expected to be less than 100%, but could be higher in any given year.  As a higher portfolio turnover rate may involve paying brokerage commissions and other transactions costs, it could result in additional expenses for the Fund.

Performance Information.
The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to that of two broad-based securities market indexes.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://browncapital.com/small-funds-overview.html.

Calendar Year Returns

Quarterly Returns During This Time Period
Highest return for a quarter	39.72%	Quarter ended December 31, 2001
Lowest return for a quarter	-26.95%	Quarter ended September 30, 2002
Year-to-date return as of most recent quarter	12.85%	Quarter ended June 30, 2011

Average Annual Total Returns Periods Ended December 31, 2010
Average Annual Total Returns - The Brown Capital Management Small Company Fund	Past 1 Year	Past 5 Years	Past 10 Years
Institutional Shares	22.56%	11.80%	5.81%
Institutional Shares After taxes on distributions	22.48%	11.08%	5.45%
Institutional Shares After taxes on distributions and sale of shares	14.77%	10.15%	5.01%
Russell 2000 Index	26.85%	4.47%	6.33%
Russell 2000 Growth Index	15.06%	2.29%	3.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).